Segment reporting (Details) € in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021 EUR (€)	Jun. 30, 2020 EUR (€)	Jun. 30, 2021 EUR (€) segment	Jun. 30, 2020 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Segment reporting
Number of reportable segments | segment			2
Revenues	€ 4,943	€ 3,916	€ 9,003	€ 7,800
Cost of sales	(3,531)	(2,901)	(6,552)	(5,630)
Gross profit	€ 1,412	€ 1,015	€ 2,451	€ 2,170
Gross profit margin (as a percent)	28.60%	25.90%	27.20%	27.80%
Operating Expenses	€ (5,122)	€ (4,766)	€ (9,657)	€ (9,313)
Other operating expenses	(284)	(709)	(385)	(1,368)
Other operating income	112	503	1,026	1,035
Operating loss	(3,882)	(3,957)	(6,565)	(7,476)
Finance costs	(596)	(1,316)	(4,427)	(822)
Finance income	1,974	144	107	631
Financial result	1,378	(1,172)	(4,320)	(191)
Loss before income taxes	(2,504)	(5,129)	(10,885)	(7,667)
Income tax income (expense)		6	52	(57)
Net loss	(2,504)	(5,123)	(10,833)	(7,724)	€ (15,481)	€ (13,978)	€ (8,747)
Systems
Segment reporting
Revenues	2,674	1,871	4,761	3,176
Cost of sales	(1,918)	(1,252)	(3,424)	(2,196)
Gross profit	€ 756	€ 619	€ 1,337	€ 980
Gross profit margin (as a percent)	28.30%	33.10%	28.10%	30.90%
Services
Segment reporting
Revenues	€ 2,269	€ 2,045	€ 4,242	€ 4,624
Cost of sales	(1,613)	(1,649)	(3,128)	(3,434)
Gross profit	€ 656	€ 396	€ 1,114	€ 1,190
Gross profit margin (as a percent)	28.90%	19.40%	26.30%	25.70%
Operating segments | Systems
Segment reporting
Revenues	€ 3,395	€ 1,963	€ 6,374	€ 3,601
Operating segments | Services
Segment reporting
Revenues	2,269	2,045	4,242	4,624
Intra-segment
Segment reporting
Revenues	(721)	(92)	(1,613)	(425)
Intra-segment | Systems
Segment reporting
Revenues	€ 721	€ 92	€ 1,613	€ 425